Income Taxes - Schedule of Operating Loss Carryforward (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Tax Year 2023
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 14,396
Tax Year 2023 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 14,396
Tax Year 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforward		$ 14,917
Tax Year 2020 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward		14,917
Tax Year 2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforward		13,736
Tax Year 2021 | France
Operating Loss Carryforwards [Line Items]
Operating loss carryforward		$ 13,736